SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Basic and Diluted Net Income Per Share (Details) - USD ($)	1 Months Ended	4 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 02, 2021	Dec. 31, 2022
Numerator:
Allocation of net loss, as adjusted	$ (10,081,000)		$ (146,400,000)	$ (270,127,000)
Denominator:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (BASIC)	41,579			41,579
Weighted average Class A common shares outstanding - diluted	41,579			41,579
Loss per share attributable to Class A common stockholders - basic	$ (0.24)			$ (6.50)
NET LOSS PER SHARE (DILUTED)	$ (0.24)			$ (6.50)
Foresight Acquisition Corp
Numerator:
Allocation of net loss, as adjusted		$ (2,286)	(24,805,124)
Foresight Acquisition Corp | Common Class A [Member]
Numerator:
Allocation of net loss, as adjusted			$ (24,805,124)
Denominator:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (BASIC)			29,692,013
Weighted average Class A common shares outstanding - diluted			29,692,013
Loss per share attributable to Class A common stockholders - basic			$ (0.84)
NET LOSS PER SHARE (DILUTED)			$ (0.84)
Foresight Acquisition Corp | Class B common stock
Numerator:
Allocation of net loss, as adjusted		$ (2,286)
Denominator:
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (BASIC)		6,875,000
Weighted average Class A common shares outstanding - diluted		6,875,000
Loss per share attributable to Class A common stockholders - basic		$ 0.00
NET LOSS PER SHARE (DILUTED)		$ 0.00